Subsequent Events (Details) - CAD ($)		12 Months Ended
	Feb. 12, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 12, 2024
Subsequent Event [Line Items]
Long-term debt		$ 15,445,000,000
Common share dividends		$ 700,000,000	$ 662,000,000
Dividends per common share declared (in dollars per share)		$ 1.17	$ 1.11
Subsequent Event [Member]
Subsequent Event [Line Items]
Common share dividends	$ 178,000,000
Dividends per common share declared (in dollars per share)	$ 0.2964
Medium Term Note Program [Member]
Subsequent Event [Line Items]
Long-term debt		$ 15,020,000,000	$ 13,245,000,000
Medium Term Note Program [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term debt				$ 800,000,000
Medium Term Note Program [Member] | Subsequent Event [Member] | 3.93% Series 53 Notes Due 2029 [Member]
Subsequent Event [Line Items]
Long-term debt				$ 250,000,000
Long-term debt, interest rate				3.93%
Medium Term Note Program [Member] | Subsequent Event [Member] | 4.39% Series 59 Notes Due 2034 [Member]
Subsequent Event [Line Items]
Long-term debt				$ 550,000,000
Long-term debt, interest rate				4.39%